Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Summary of future minimum rental commitments for operating leases with non-cancellable terms
As of June 30, 2021, future minimum rental commitments for operating leases with non-cancellable
terms in excess of one year were as follows:

Operating Leases
(in thousands)
Remainder of 2021	$1,052
2022	1,601
2023	1,462
2024	1,504
2025	1,473
Thereafter	7,079

$14,171

As of December 31, 2020, future minimum rental commitments for operating leases with non-cancellable
terms in excess of one year were as follows:

Operating Leases
Years Ending December 31,	(in thousands)
2021	$2,020
2022	1,601
2023	1,462
2024	1,504
2025	1,473
Thereafter	7,079

$15,139